Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

September 16, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:           DWS Diversified Market Neutral Fund, a series of DWS Market Trust (File No.  811-01236) (the “Fund”) - Preliminary Information Statement on Schedule 14C under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary information statement (the “Information Statement”) on Schedule 14C, in satisfaction of the conditions of an Exemptive Order granted to the Fund and to Deutsche Investment Management Americas Inc. by the Commission on August 20, 2012 (the “Exemptive Order”).  The Information Statement will be made available to shareholders of the Fund to provide relevant information about Pyramis Global Advisors, LLC and Henderson Alternative Investment Advisor Limited, investment advisors unaffiliated with the Fund, which became subadvisors to the Fund effective July 19, 2013.  The Information Statement has been prepared in lieu of a proxy statement, as permitted by the terms of the Exemptive Order.  We currently anticipate that a Notice of Internet Availability of the Information Statement will be mailed to shareholders on or about September 30, 2013.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

 /s/Laura McCollum

Laura McCollum
Vice President and Counsel
Deutsche Investment Management Americas, Inc.